CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax benefit (expense) on currency translation adjustments	$ 0	$ 28	$ (14)
Tax benefit (expense) on pension and other employee benefits	(14)	5	(2)
Available-for-sale securities, tax benefit (expense)	(6)	2	$ (3)
Tax benefit (expense) on hedging activities	$ (4)
Maximum
Tax benefit (expense) on hedging activities		$ 1